ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) - item	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Leased and owned hotels
Organization and presentation activities
Number of hotels	686	624
Manachised hotels
Organization and presentation activities
Number of hotels	2,654	2,471
Franchised hotels
Organization and presentation activities
Number of hotels	201	174
Minimum
Organization and presentation activities
Term of franchise and management agreement	8 years
Minimum | Leased and owned hotels
Organization and presentation activities
Period of rental holiday	2 months
Fixed escalation in rent (as a percent)	3.00%
Period before rent escalations	3 years
Maximum
Organization and presentation activities
Term of franchise and management agreement	10 years
Maximum | Leased and owned hotels
Organization and presentation activities
Period of rental holiday	6 months
Fixed escalation in rent (as a percent)	5.00%
Period before rent escalations	5 years